Restructuring and Other Expenses	12 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring and Other Expenses	Restructuring and Other Expenses
The following illustrates the expenses incurred by the Company relating to Restructuring and Other Expenses for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Restructuring and employee severance costs	$101,562	$69,968	$105,220
Business transformation efforts	122,286	130,069	82,117
Other, net	5,574	33,592	42,547
Total restructuring and other expenses	$229,422	$233,629	$229,884
Restructuring and employee severance costs in fiscal 2025 primarily included expenses incurred related to workforce reductions in both of the Company’s reportable segments. Restructuring and employee severance costs in fiscal 2024 primarily included expenses incurred related to facility closures in connection with the Company’s office optimization plan and workforce reductions. Restructuring and employee severance costs in fiscal 2023 primarily included expenses incurred in connection with workforce reductions.
Business transformation efforts in fiscal 2025, 2024, and 2023 included rebranding costs associated with the Company’s name change to Cencora and non-recurring expenses related to significant strategic initiatives to improve operational efficiency, including certain technology initiatives. The majority of these costs related to services provided by third-party consultants.
In fiscal 2024, the Company experienced a cybersecurity event where data from its information systems was exfiltrated. In connection with this event, the Company incurred costs that were recorded in Other, net in the above table. The majority of the costs included in Other, net in fiscal 2024 related to this cybersecurity event.
In fiscal 2023, one of the Company’s foreign business units experienced a cybersecurity event that impacted a standalone legacy information technology platform in one country and the foreign business unit’s ability to operate in that country for approximately two weeks. In connection with this event, the Company incurred costs to restore the foreign business unit’s operations in that country, which were recorded in Other, net in the above table. The majority of the costs included in Other, net in fiscal 2023 related to this cybersecurity event.